UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21331



Wells Fargo Advantage Multi-Sector Income Fund
_____________________________________________________
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)



Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: 10/31

Date of reporting period: 07/01/12 - 06/30/13


Item 1. Proxy Voting Record


========= WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND (Closed End) ==========


FAIRPOINT COMMUNICATIONS, INC.

Ticker:       FRP            Security ID:  305560302
Meeting Date: JUN 03, 2013   Meeting Type: Annual
Record Date:  APR 12, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Dennis J. Austin         For       For          Management
1.2   Elect Director Peter C. Gingold         For       For          Management
1.3   Elect Director Edward D. Horowitz       For       For          Management
1.4   Elect Director Michael J. Mahoney       For       For          Management
1.5   Elect Director Michael K. Robinson      For       For          Management
1.6   Elect Director Paul H. Sunu             For       For          Management
1.7   Elect Director David L. Treadwell       For       For          Management
1.8   Elect Director Wayne Wilson             For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management


--------------------------------------------------------------------------------

TRUMP ENTERTAINMENT RESORTS, INC.

Ticker:       TRMPQ          Security ID:  89816T202
Meeting Date: DEC 13, 2012   Meeting Type: Annual
Record Date:  SEP 25, 2012

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Change Range for Size of the Board      For       For          Management
2.1   Elect Director Stephen McCall           For       For          Management
2.2   Elect Director Robert Symington         For       For          Management


--------------------------------------------------------------------------------

TRUMP ENTERTAINMENT RESORTS, INC.

Ticker:       TRMPQ          Security ID:  89816T202
Meeting Date: MAR 18, 2013   Meeting Type: Special
Record Date:  FEB 12, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Amendments to Certificate of    For       For          Management
      Incorporation to Provide for
      Restrictions on Ownership and
      Transferability of Our Common Stock
      Applicable Under the New Jersey Casino
      Control Act

========== END NPX REPORT


SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.



WELLS FARGO ADVANTAGE MULTI-SECTOR INCOME FUND

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: July 26, 2013



*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.